HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT
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                           SUPPLEMENT TO PROSPECTUSES

                                DATED MAY 1, 2002

                                       FOR

                               QUALIFIED PRODUCTS

                                       AND

                             NON-QUALIFIED PRODUCTS

As of August 1, 2002, or the date state approval is received if later, Horace Mann Life Insurance Company began offering a new variable annuity product (New Solutions) in the following states:

                 Connecticut                  Texas
                 Florida                      Utah
                 Kentucky                     Washington
                 Maryland                     Wisconsin
                 Oregon

The surrender charges for the New Solutions product are:

                         During Contract              Surrender
                              Year                     Charges
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                                1                         8%
                                2                         7%
                                3                         6%
                                4                         5%
                                5                         4%
                                6                         3%
                                7                         2%
                                8                         1%
                           Thereafter                     0%

For the New Solutions product in the above-referenced states these charges will replace those shown on page 17 of the Qualified Products Prospectus and page 15 of the Non-Qualified Products Prospectus. All other charges are the same as disclosed in the Prospectuses. This product is issued to customers of all ages.



Supplement dated August 1, 2002

                                                                       IA-017013